TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Carryforward losses and tax credit	$ 16,862	$ 12,249
Deferred revenues	4,976	6,237
Unrealized loss on marketable securities	0	296
ROU assets	1,886	2,234
Temporary differences	10,694	9,566
Deferred tax assets before valuation allowance	34,418	30,582
Valuation allowance	(11,930)	(8,434)
Net deferred tax assets	22,488	22,148
Intangible assets, including goodwill	(4,656)	(4,547)
Operating lease liabilities	(1,909)	(2,242)
Depreciable assets	(837)	(1,043)
Deferred tax liability	(7,402)	(7,832)
Net deferred tax assets	$ 15,086	$ 14,316